Acquisitions	12 Months Ended
Dec. 31, 2017
Acquisitions
Acquisitions

5.Acquisitions

The Group completed the acquisitions of two businesses in 2017 and five businesses in 2016:

Company/business	Description
2017
Deepfield Networks Inc.

Deepfield Networks Inc. is a United States-based leader in real-time analytics for Internet Protocol (“IP”) network performance management and security. The Group acquired 100% ownership interest on January 31, 2017. Goodwill was allocated to IP/Optical Networks operating segment.

Comptel Corporation

Comptel Corporation is a Finland-based telecommunications software company. The Group acquired 88.4% of the share capital and voting rights as part of the tender offer on March 29, 2017. The Group  acquired 100% ownership interest on June 29, 2017. Goodwill was allocated to Nokia Software operating segment.

2016
Alcatel Lucent SA

Alcatel Lucent is a global leader in Internet Protocol (“IP”) networking, ultra-broadband access and Cloud applications. The Group obtained control on January 4, 2016 and completed the acquisition of 100% of the share capital and voting rights on November 2, 2016.

Nakina Systems Inc.

Nakina Systems Inc. is a Canadian security and operational systems software company. The Group acquired the business through an asset transaction on March 31, 2016. Goodwill was allocated to Nokia Software operating segment.

Withings S.A.	Withings S.A. is a provider of digital health products and services. The Group acquired 100% ownership interest on May 31, 2016. Goodwill was allocated to Nokia Technologies operating segment.
Gainspeed, Inc.

Gainspeed is a United States-based start-up specializing in Distributed Access Architecture (“DDA”) solutions for the cable industry through its Virtual Converged Cable Access Platform (“CCAP”) product line. The Group acquired 100% ownership interest on July 29, 2016. Goodwill was allocated to Fixed Networks operating segment.

ETA Devices, Inc.

ETA Devices is a United States-based start-up specializing in power amplifier efficiency solutions for base stations, access points and devices. The Group acquired 100% ownership interest on October 4, 2016. Goodwill was allocated to Mobile Networks operating segment.

Information on the Alcatel Lucent acquisition is presented below. All other acquisitions completed by the Group in 2017 and 2016 are individually immaterial to the consolidated financial statements. Goodwill arising from these acquisitions is attributable to future derivations of the acquired technology, future customers, synergies and assembled workforce, and was allocated to cash-generating units or groups of cash-generating units expected to benefit from the synergies of the combination. Refer to Note 16, Impairment. The majority of the goodwill acquired from these acquisitions is not expected to be deductible for tax purposes. The Group also recognised intangible assets from these acquisitions related to acquired customer relationships and technology assets. As of each respective acquisition date, the total consideration paid, aggregate fair values of intangible assets, other net assets acquired and resulting goodwill for the individually immaterial acquisitions are as follows:

EURm	2017	2016
Other intangible assets	169	70
Other net assets	67	16
Total identifiable net assets	236	86
Goodwill	162	274
Total purchase consideration	398	360

Alcatel Lucent business combination

Acquisition of Alcatel Lucent Securities

On April 15, 2015, the Group and Alcatel Lucent announced their intention to combine through a public exchange offer (“exchange offer”) in France and the United States. The Group obtained control of Alcatel Lucent on January 4, 2016 when the interim results of the successful initial exchange offer were announced by the French stock market authority, Autorité des Marchés Financiers (“AMF”). On January 14, 2016, as required by the AMF General Regulation, the Group reopened its exchange offer in France and the United States for the outstanding Alcatel Lucent ordinary shares, Alcatel Lucent American Depositary Shares (“ALU ADS”) and OCEANE convertible bonds (the “OCEANEs”, collectively “Alcatel Lucent Securities”) not tendered during the initial exchange offer period. The reopened exchange offer closed on February 3, 2016. The Group has determined that the initial and the reopened exchange offers are linked transactions that are considered together as a single arrangement, given that the reopened exchange offer is required by the AMF General Regulation and is based on the same terms and conditions as the initial exchange offer. Following the initial and reopened exchange offers, the Group held 90.34% of the share capital, and at least 90.25% of the voting rights of Alcatel Lucent.

Subsequent to the exchange offers, a series of transactions were carried out to acquire the remaining outstanding equity interests in Alcatel Lucent. As a result, the Group held 95.32% of the share capital and 95.25% of the voting rights in Alcatel Lucent, corresponding to 95.15% of the Alcatel Lucent shares on a fully diluted basis.

On September 6, 2016, the Group and Alcatel Lucent filed a joint offer document with the AMF relating to the proposed Public Buy-Out Offer, in cash, for the remaining Alcatel Lucent shares and OCEANEs (the “Public Buy-Out Offer”). The Public Buy-Out Offer was followed by a Squeeze-Out in accordance with the AMF General Regulation, in cash, for the Shares and OCEANEs not tendered into the Public Buy-Out Offer (the “Squeeze-Out”, and together with the Public Buy-Out Offer, the “Offer”). In the Squeeze-Out, the Alcatel Lucent shares and OCEANEs not tendered into the Public Buy-Out Offer were transferred to the Group for the same consideration provided in the Public Buy-Out Offer, net of all costs. The remaining outstanding Alcatel Lucent stock options and performance shares were modified to settle in cash or Nokia shares.

The Public Buy-Out Offer period ended on October 31, 2016, and the Squeeze-Out was implemented on November 2, 2016, in accordance with the AMF General Regulation. On November 2, 2016, the Group held 100% of the share capital and voting rights of Alcatel Lucent.

Alcatel Lucent ordinary shares and ALU ADSs acquired subsequent to the exchange offer, including through the Public Buy-Out Offer and the Squeeze-Out, were accounted for as equity transactions with the remaining non-controlling interests in Alcatel Lucent. As such, any new Nokia shares or cash consideration paid for these instruments were recorded directly in equity against the carrying amount of non-controlling interests. The acquisition of OCEANEs subsequent to the transactions linked to the exchange offer was treated both as extinguishment of debt and equity transaction with remaining non-controlling interests in Alcatel Lucent, with the redemption consideration allocated to the liability and equity components.

Purchase consideration

The purchase consideration comprises the fair value of the consideration paid for the Alcatel Lucent Securities obtained through the exchange offer, and the fair value of the portion of Alcatel Lucent stock options and performance shares attributable to pre-combination services that were settled with Nokia shares. The fair value of the purchase consideration is based on the closing price of Nokia share of EUR 6.58 on Nasdaq Helsinki on January 4, 2016, and the exchange offer ratio of 0.55 Nokia share for every Alcatel Lucent share.

Fair value of the purchase consideration:

EURm
Alcatel Lucent shares or ADSs	10 046
OCEANE convertible bonds	1 570
Consideration attributable to the vested portion of replacement share-based payment awards	6
Total	11 622

Purchase accounting

The fair values of the acquired identifiable assets and liabilities of Alcatel Lucent, as of the date of acquisition:

EURm
Non-current assets
Intangible assets	5 711
Property, plant and equipment	1 412
Deferred tax assets	2 328
Defined benefit pension assets	3 201
Other non-current assets	687
Total non-current assets	13 339
Current assets
Inventories	1 992
Accounts receivable	2 813
Other current assets	1 360
Cash and cash equivalents	6 198
Total current assets	12 363
Total assets acquired	25 702
Non-current liabilities
Long-term interest-bearing liabilities	4 037
Deferred tax liabilities	425
Defined benefit pension and post-retirement liabilities	4 464
Other non-current liabilities	601
Total non-current liabilities	9 527
Current liabilities
Current borrowings and other financial liabilities	671
Other current liabilities	7 252
Total current liabilities	7 923
Total liabilities assumed	17 450
Net identifiable assets acquired	8 252
Attributable to:
Equity holders of the parent	6 538
Non-controlling interests	1 714
Goodwill	5 084
Purchase consideration	11 622

Goodwill arising from the acquisition of Alcatel Lucent amounted to EUR 5 084 million and was primarily attributable to synergies arising from the significant economies of scale and scope that the Group is expecting to benefit from as part of the new combined entity. Refer to Note 16, Impairment for allocation of goodwill.

The components of non-controlling interests in Alcatel Lucent that are present ownership interests and entitle their holders to a proportionate share of the entity’s net assets in the event of liquidation, were measured based on the non-controlling interests’ proportionate share of the fair value of the acquired identifiable net assets. As such, goodwill excludes the goodwill related to the non-controlling interests. The equity component of the remaining outstanding OCEANEs, as well as the outstanding stock options and performance shares that were to be settled in Alcatel Lucent ordinary shares were measured at fair value within non-controlling interests.

Fair values of identifiable intangible assets acquired:

	Fair value	Amortization period
	EURm	years
Customer relationships	2 902	10
Technologies	2 170	4
Other	639	8
Total	5 711

Acquisition-related costs not directly attributable to the issue of shares, recorded in selling, general and administrative expenses and other expenses in the consolidated income statement, and in operating cash flows in the consolidated statement of cash flows, amounted to EUR 125 million, of which EUR 93 million was recognized in 2016.

From January 4 to December 31, 2016 the acquired business contributed revenues of EUR 12 151 million and a net loss of EUR 508 million to the consolidated income statement. These amounts were calculated using the subsidiary’s results, adjusting them for accounting policy alignments.